Share Capital (Tables)	12 Months Ended
Oct. 31, 2021
Share Capital
Schedule of assumption

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 months

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies